Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Company’s Major Subsidiaries and VIEs

As of December 31, 2025, the Company’s major subsidiaries and VIEs are as follows:

Name of subsidiaries and VIE	Date of establishment / acquisition	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Wholly owned subsidiaries of the Company:
Lianwai Investment Co., Ltd. (“Lianwai investment”)	Established on September 11, 2018	BVI	100%	Investment holding
Hong Kong Mengxiang Education Development Group Limited (“HK Mengxiang”)	Established on September 20, 2018	Hong Kong	100%	Investment holding
Zhejiang Mengxiang Consulting Services Co., Ltd. (“Liandu WFOE”)	Established on October 10, 2018	PRC	100%	Investment holding
Variable Interest Entities (“VIEs”)
Zhejiang Lishui Mengxiang Education Development Company Limited (“Lishui Mengxiang VIE”)	Established on August 20, 2001	PRC	100%	Operation of Liandu Foreign Language School
Langfang City Rail Transit Technical School (“Langfang School”)	Acquired on January 1, 2022	PRC	100%	Operation of vocational education
Hainan Jiangcai Vocational Skills Training School Co. Ltd. (“Hainan Jiangcai”)	Acquired on January 1, 2022	PRC	100%	Operation of vocational education
Lishui Overseas Chinese high School (“Lishui International School”)	Established on June 25, 2023	PRC	100%	Operation of high school
Hebei Chuangxiang	Established on January 6, 2023	PRC	100%	Comprehensive human resources service, and healthcare support services

Schedule of Consolidated Financial Statements

The following combined financial information of the Group’s VIEs as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(g))
ASSETS
Current assets:
Cash	3,897,892	11,699,127	1,672,953
Amounts due from inter-company entities	15,356,140	-	-
Prepayments and other current assets, net	4,426,665	11,054,550	1,580,779
Amounts due from a related party	9,542,000	8,692,000	1,242,939
Accounts receivable	156,770	164,207	23,481
Total current assets	33,379,467	31,609,884	4,520,152
Non-current assets:
Property and equipment, net	146,646,206	142,306,682	20,349,585
Land use rights, net	33,927,238	32,980,543	4,716,155
Intangible assets, net	7,749	5,634	806
Right-of-use assets	51,906,613	54,080,188	7,733,364
Other non-current asset	1,100,000	7,800,000	1,115,385
Total non-current assets	233,587,806	237,173,047	33,915,295
Total assets	266,967,273	268,782,931	38,435,447
LIABILITIES
Current liabilities
Short-term borrowings	84,000,000	84,000,000	12,011,840
Accounts payable	367,678	3,964,037	566,850
Contract liabilities	5,595,491	7,796,228	1,114,846
Salary and welfare payable	1,779,265	1,739,339	248,722
Amounts due to related parties	1,817,485	1,621,303	231,843
Tax payable	2,139,976	3,215,855	459,861
Income tax payable	213,495	179,316	25,642
Amount due to inter-company entities	20,645,000	309,551,096	44,265,218
Accrued liabilities and other current liabilities	7,457,837	11,046,243	1,579,591
Operating lease liabilities, current	9,208,569	10,479,626	1,498,567
Total current liabilities	133,224,796	433,593,043	62,002,980
Non-current liabilities
Amounts due to Affected Entity, non-current	158,514,326	-	-
Operating lease liabilities, non-current	38,352,135	38,439,295	5,496,746
Other non-current liabilities	1,000,000	1,000,000	142,998
Total non-current liabilities	197,866,461	39,439,295	5,639,744
Total liabilities	331,091,257	473,032,338	67,642,724
	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(g))
Net revenues from continuing operations	48,374,296	32,139,658	30,606,575	4,376,682
Net revenues from discontinued operation	1,617,904	-	-	-
Net loss from continuing operations	(100,474,594)	(21,277,736)	(34,139,026)	(4,881,816)
Net loss from discontinued operation	(23,394,661)	-	-	-
Net cash (used in)/provided by operating activities	(16,213,871)	(16,099,979)	17,518,687	2,505,139
Net cash used in investing activities	(7,576,283)	(554,082)	(13,617,452)	(1,947,270)
Net cash provided by financing activities	2,227,473	8,750,000	3,900,000	557,693
Net changes in cash and cash equivalents	(21,562,681)	(7,904,061)	7,801,235	1,115,562